Equity - Stock options activity (Details) - $ / shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Options outstanding
Beginning balance	95,000	95,000
Ending balance	95,000	95,000	95,000
Exercisable Option
Beginning balance	71,250	71,250
Ending balance	71,250	71,250	71,250
Weighted Average Exercise Price
Beginning balance	$ 5.00	$ 5.00
Ending balance	$ 5.00	$ 5.00	$ 5.00
Average Remaining Contractual Life
Average remaining contractual term	1 month 13 days	1 year 1 month 13 days	2 years 1 month 13 days
Granted/Acquired	0 years	0 years
Forfeited	0 years	0 years
Exercised	0 years	0 years